Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of repayments for construction to related parties

	December 31,
	2017		2016		2015
ICA Constructora de Infraestructura, S.A. de C.V. (2)	Ps.	44,254	Ps.	—	Ps.	—
ICA Constructora, S.A. de C.V. (2)		44,264		—		—
Actica Sistemas, S.A. de C.V. (2)		5,887		—		—
Ingenieros Civiles Asociados, S.A. de C.V. (2)		—		37,866		1,110
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (2)		3,612		8,166		—
	Ps.	98,017	Ps.	46,032	Ps.	1,110

Schedule of accounts payable with related parties

	December 31,
Payable:	2017		2016		2015
Empresas ICA, S.A.B. de C.V. “EMICA”(1)	Ps.	—	Ps.	18,763	Ps.	10,558
Servicios de Tecnología Aeroportuaria, S.A. de C.V. “SETA” (2)		82,501		74,266		41,287
Nacional Hispana Hoteles, S. de R. L. de C. V. (2)		—		5,316		14,559
Operadora Nacional Hispana, S.A. de C.V.(2)		7,985		6,110		—
VCD Construcción y Desarrollo, S.A.P.I. de C.V.(2)		4,773		26,325		—
ICA Ingeniería S. A. de C. V.(2)		367		7,155		—
Actica Sistemas, S. de R.L. de C.V.		1,496		1,760		—
Grupo ICA, S.A. de C.V.		16,592		—		—
GGA Capital, S.A.P.I. de C.V.		14,700		—		—
ICA Constructora de Infraestructura, S.A. de C.V.		783		—		—
Grupo Hotelero Santa Fe, S. A. de C. V. (2)		825		633		1,117
	Ps.	130,022	Ps.	140,328	Ps.	67,521
(1)	Holding Company

(2)	Affiliated company

Schedule of principal transactions with related parties performed in the normal course of business

	Year ended December 31,
	2017		2016		2015
Capital Investment:
SAP	Ps.	—	Ps.	—	Ps.	10,706
Hotel		—		340		—
Industrial warehouse		46,172		103,235		29,067
Expenses:
Technical assistance payments received		135,074		117,987		97,818
Administrative services		66,783		51,950		22,061
Major maintenance and improvements on concessioned assets:
Platform		10,405		—		3,162
Runway		—		—		29,089
Improvements to concessioned assets:
Construction terminal		210,098		—		—
Platform		—		21,694		—